VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.5%
Brazil: 6.4%
351,400	Fleury SA	$2,234,440
565,900	International Meal Co. Alimentacao SA	1,184,931
249,000	IRB Brasil Resseguros SA	2,256,908
642,000	Movida Participacoes SA	2,379,523
289,000	Rumo SA *	1,704,112
		9,759,914
China / Hong Kong: 33.4%
45,490	Alibaba Group Holding Ltd. (ADR) *	7,607,293
1,895,000	A-Living Services Co. Ltd. Reg S 144A #	4,385,641
239,000	Anta Sports Products Ltd. #	1,975,618
89,750	Baozun, Inc. (ADR) *	3,832,325
6,200	BeiGene Ltd. (ADR) *	759,252
2,376,000	Beijing Enterprises Water Group Ltd. #	1,215,733
3,588,969	China Animal Healthcare Ltd. * # ∞	97,489
200,000	China Conch Venture Holdings Ltd. #	739,650
1,051,000	China Education Group Holdings Ltd. Reg S #	1,543,970
2,509,000	Fu Shou Yuan International Group Ltd. #	2,217,005
302,000	Galaxy Entertainment Group Ltd. #	1,872,316
7,000	GDS Holdings Ltd. (ADR) *	280,560
8,900	Huazhu Group Ltd. (ADR)	293,878
55,700	HUYA, Inc. (ADR) *	1,316,748
11,797	Kweichow Moutai Co. Ltd. #	1,901,900
4,400	New Oriental Education & Technology Group, Inc. (ADR) *	487,344
117,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * #	684,613
784,000	Ping An Insurance Group Co. of China Ltd. #	9,011,066
110,000	Shenzhou International Group Holdings Ltd. #	1,434,983
199,200	Tencent Holdings Ltd. #	8,332,116
48,000	Tencent Music Entertainment Group (ADR) *	612,960
25,000	Yifeng Pharmacy Chain Co. Ltd. #	276,369
		50,878,829
Egypt: 2.2%
2,004,181	Cleopatra Hospital *	744,797
437,187	Commercial International Bank Egypt SAE	2,094,631
958,802	Juhayna Food Industries	527,106
		3,366,534
Georgia: 1.3%
75,700	Bank of Georgia Group Plc (GBP) #	1,247,215
60,700	Georgia Capital Plc (GBP) *	761,263
		2,008,478
Germany: 1.2%
39,200	Delivery Hero SE Reg S 144A * #	1,740,298
Hungary: 0.8%
29,700	OTP Bank Nyrt #	1,237,164
India: 11.5%
494,400	Cholamandalam Investment and Finance Co. Ltd. #	2,153,076
400,843	GRUH Finance Ltd. #	1,523,886
249,200	HDFC Bank Ltd. #	4,318,689
51,400	HDFC Bank Ltd. (ADR)	2,932,370
1,420,073	Lemon Tree Hotels Ltd. Reg S 144A * #	1,144,016
92,000	Oberoi Realty Ltd. #	655,754
145,800	Phoenix Mills Ltd. #	1,445,474
49,834	Quess Corp. Ltd. Reg S 144A * #	331,231
65,000	Reliance Industries Ltd. #	1,224,914
99,000	Titan Co. Ltd. #	1,781,732
		17,511,142
Indonesia: 2.5%
6,530,000	Bank Rakyat Indonesia Tbk PT #	1,896,081
8,450,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	1,964,424
		3,860,505
Kenya: 0.8%
4,477,000	Safaricom Plc	1,185,532
Kuwait: 0.8%
118,455	Human Soft Holding Co. KSC	1,216,470
Malaysia: 1.5%
1,084,000	Malaysia Airports Holdings Bhd #	2,239,314
Mexico: 2.9%
536,000	Qualitas Controladora SAB de CV	1,912,695
326,800	Regional SAB de CV	1,497,709
563,000	Unifin Financiera SAB de CV SOFOM ENR	1,031,625
		4,442,029
Netherlands: 1.5%
32,005	Prosus NV *	2,349,428
Peru: 0.2%
1,665	Credicorp Ltd. (USD)	347,053
Philippines: 5.4%
3,789,000	Ayala Land, Inc. #	3,616,226
11,880,000	Bloomberry Resorts Corp. #	2,487,901
895,200	International Container Terminal Services, Inc. #	2,083,174
		8,187,301
Poland: 0.3%
13,639	Kruk SA #	514,812
Russia: 3.1%
180,480	Sberbank of Russia PJSC (ADR) #	2,559,818
62,737	Yandex NV (USD) *	2,196,422
		4,756,240
Saudi Arabia: 0.2%
11,000	Leejam Sports Co. JSC #	239,021
South Africa: 5.1%
690,000	Advtech Ltd.	569,495
32,005	Naspers Ltd. #	4,845,851
1,561,924	Transaction Capital Ltd.	2,284,359
		7,699,705
South Korea: 2.1%
3,262	Douzone Bizon Co. Ltd. #	178,201
7,640	Koh Young Technology, Inc. #	567,728
13,385	Samsung SDI Co. Ltd. #	2,491,872
		3,237,801
Spain: 1.8%
109,603	CIE Automotive SA #	2,748,336
Switzerland: 0.5%
17,300	Wizz Air Holdings Plc Reg S 144A (GBP) * #	768,826
Taiwan: 2.8%
331,000	Chroma ATE, Inc. #	1,569,536
154,010	Poya International Co. Ltd. #	2,185,136
99,000	TaiMed Biologics, Inc. * #	474,682
		4,229,354
Thailand: 2.5%
518,000	CP ALL PCL #	1,374,872
1,022,826	Srisawad Corp. PCL (NVDR) #	1,914,613
710,000	Thai Beverage PCL (SGD) #	454,647
		3,744,132
Turkey: 3.2%
232,296	AvivaSA Emeklilik ve Hayat AS	382,567
684,140	MLP Saglik Hizmetleri AS Reg S 144A * #	1,781,622
709,968	Sok Marketler Ticaret AS * #	1,381,925
377,000	Tofas Turk Otomobil Fabrikasi AS #	1,352,365
		4,898,479
United Arab Emirates: 1.5%
68,100	NMC Health Plc (GBP) #	2,269,713
United Kingdom: 0.0%
1,235,312	Hirco Plc * # ∞	0
United States: 0.8%
75,300	Laureate Education, Inc. *	1,248,098
Uruguay: 0.2%
157,910	Biotoscana Investments SA (BDR) *	292,641
Total Common Stocks (Cost: $120,373,193)		146,977,149
PREFERRED STOCKS: 1.3%
Brazil: 1.3% (Cost: $1,617,741)
230,640	Itau Unibanco Holding SA, 4.93%	1,944,505
MONEY MARKET FUND: 0.8% (Cost: $1,297,174)
1,297,174	Invesco Treasury Portfolio - Institutional Class	1,297,174
Total Investments: 98.6% (Cost: $123,288,108)		150,218,828
Other assets less liabilities: 1.4%		2,070,334
NET ASSETS: 100.0%		$152,289,162

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $98,452,614 which represents 64.6% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $10,836,247, or 7.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.1%	$13,643,778
Consumer Discretionary	30.9	46,357,810
Consumer Staples	3.9	5,916,819
Energy	0.8	1,224,914
Financials	30.5	45,786,529
Health Care	6.2	9,339,249
Industrials	9.7	14,631,471
Information Technology	3.4	5,087,897
Real Estate	3.8	5,717,454
Utilities	0.8	1,215,733
Money Market Fund	0.9	1,297,174
	100.0%	$150,218,828

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.4%
Australia: 21.2%
1,163,964	Bellevue Gold Ltd. * #	$475,990
922,418	Cardinal Resources Ltd. *	264,599
613,892	Evolution Mining Ltd. #	1,872,974
1,011,610	Gold Road Resources Ltd. * #	848,915
35,500	Newcrest Mining Ltd. #	819,186
142,700	Northern Star Resources Ltd. #	1,060,546
205,839	OceanaGold Corp. (CAD)	537,573
245,900	Saracen Mineral Holdings Ltd. * #	571,426
2,084,100	West African Resources Ltd. * #	681,585
		7,132,794
Canada: 66.3%
35,287	Agnico-Eagle Mines Ltd. (USD)	1,891,736
112,340	Alamos Gold, Inc. (USD)	651,572
42,000	Allegiant Gold Ltd. * # ø	3,012
51,566	Auryn Resources, Inc. *	62,275
709,988	B2Gold Corp. (USD) *	2,293,261
142,528	Barrick Gold Corp. (USD)	2,470,010
157,300	Bear Creek Mining Corp. *	235,086
32,000	Bonterra Resources, Inc. * # ø	49,152
138,714	Bonterra Resources, Inc. *	230,344
178,300	Columbus Gold Corp. *	17,496
329,643	Continental Gold, Inc. *	915,640
308,325	Corvus Gold, Inc. *	507,339
22,480	Detour Gold Corp. *	330,027
240,800	Eastmain Resources, Inc. *	21,811
24,246	Equinox Gold Corp. (USD) *	128,261
136,319	First Mining Gold Corp. *	25,209
214,506	Gold Standard Ventures Corp. (USD) *	164,762
219,500	Kinross Gold Corp. (USD) *	1,009,700
66,052	Kirkland Lake Gold Ltd. (USD)	2,959,130
201,709	Leagold Mining Corp. *	389,761
841,242	Liberty Gold Corp. *	444,480
155,000	Liberty Gold Corp. * # ø	73,713
35,200	Lundin Gold, Inc. *	203,253
168,000	Marathon Gold Corp. * # ø (a)	161,249
114,300	Midas Gold Corp. *	51,764
124,800	Nighthawk Gold Corp. *	43,332
24,600	NovaGold Resources, Inc. (USD) *	149,322
99,000	Orezone Gold Corp. #	50,066
503,588	Orezone Gold Corp. *	254,673
18,800	Osisko Gold Royalties Ltd. (USD)	174,840
241,900	Osisko Mining, Inc. *	571,496
142,800	Otis Gold Corp. *	10,240
107,400	Premier Gold Mines Ltd. *	151,593
45,500	Pretium Resources, Inc. (USD) *	523,705
162,300	Probe Metals, Inc. *	133,530
289,000	Pure Gold Mining, Inc. * # ø	120,659
490,500	Pure Gold Mining, Inc. *	214,734
430,206	Rio2 Ltd. *	139,630
429,900	Sabina Gold and Silver Corp. *	558,122
219,600	Semafo, Inc. *	704,457
42,400	SSR Mining, Inc. (USD) *	615,648
58,300	TMAC Resources, Inc. Reg S *	195,382
57,400	Wheaton Precious Metals Corp. (USD)	1,506,176
286,948	Yamana Gold, Inc. (USD)	912,495
		22,320,143
Mexico: 1.2%
47,700	Fresnillo Plc (GBP) #	401,288
Monaco: 0.6%
10,240	Endeavour Mining Corp. (CAD) *	195,703
South Africa: 1.7%
20,140	AngloGold Ashanti Ltd. (ADR)	367,958
37,700	Gold Fields Ltd. (ADR)	185,484
		553,442
United States: 7.4%
202,500	Argonaut Gold, Inc. (CAD) *	320,980
43,768	Newmont Mining Corp.	1,659,683
4,200	Royal Gold, Inc.	517,482
		2,498,145
Total Common Stocks (Cost: $23,687,091)		33,101,515
WARRANTS: 0.2%
Canada: 0.2%
61,000	Alio Gold, Inc. (CAD 3.44, expiring 01/22/20) * #	0
42,000	Allegiant Gold Ltd. (CAD 1.20, expiring 01/30/20) * # ø	0
80,000	Bonterra Resources, Inc. (CAD 5.60, expiring 12/28/19) * #	0
16,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * # ø	4,348
27,985	Leagold Mining Corp. (CAD 3.70, expiring 05/24/20) * #	2,693
352,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * #	53,802
61,000	Probe Metals, Inc. (CAD 1.45, expiring 06/19/20) * #	4,835
159,000	Pure Gold Mining, Inc. (CAD 0.85, expiring 05/24/20) * #	3,600
144,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * # ø	13,088
Total Warrants (Cost: $62,207)		82,366
MONEY MARKET FUND: 1.9% (Cost: $642,591)
642,591	Invesco Treasury Portfolio - Institutional Class	642,591
Total Investments: 100.5% (Cost: $24,391,889)		33,826,472
Liabilities in excess of other assets: (0.5)%		(177,225)
NET ASSETS: 100.0%		$33,649,247

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(a)	Units - each unit consists of one common share of capital and one-half of one warrant of Marathon Gold Corp.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,272,127 which represents 21.6% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $425,221, or 1.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of September 30, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	42,000	$19,879	$3,012	0.0%
Allegiant Gold Ltd. Warrants	02/09/2018	42,000	-	0	0.0
Bonterra Resources, Inc.	08/16/2019	32,000	53,733	49,152	0.2
Bonterra Resources, Inc. Warrants	08/16/2019	16,000	6,551	4,348	0.0
Liberty Gold Corp.	09/06/2019	155,000	64,669	73,713	0.2
Marathon Gold Corp. (a)	09/26/2019	168,000	167,051	161,249	0.5
Pure Gold Mining, Inc.	07/08/2019	289,000	107,659	120,659	0.4
Pure Gold Mining, Inc. Warrants	07/08/2019	144,500	13,723	13,088	0.0
			$433,265	$425,221	1.3%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	1.8%	$607,689
Gold	88.3	29,862,146
Precious Metals & Minerals	3.6	1,207,870
Silver	4.4	1,506,176
Money Market Fund	1.9	642,591
	100.0%	$33,826,472

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 90.3%
Bermuda: 1.3%
235,400	Golar LNG Ltd. (USD)	$3,057,846
Canada: 22.2%
164,722	Agnico-Eagle Mines Ltd. (USD)	8,830,746
769,274	Barrick Gold Corp. (USD)	13,331,519
1,044,865	Encana Corp. (USD)	4,806,379
951,300	First Quantum Minerals Ltd.	7,991,825
794,200	Kinross Gold Corp. (USD) *	3,653,320
177,265	Nutrien Ltd. (USD)	8,841,978
333,300	Teck Resources Ltd. (USD)	5,409,459
		52,865,226
Israel: 2.3%
66,000	SolarEdge Technologies, Inc. (USD) *	5,525,520
Netherlands: 1.4%
55,800	Royal Dutch Shell Plc (ADR)	3,342,420
Switzerland: 2.8%
2,232,665	Glencore Plc (GBP) * #	6,728,241
United Kingdom: 6.6%
332,100	Anglo American Plc #	7,632,314
155,200	Rio Tinto Plc (ADR)	8,084,368
		15,716,682
United States: 53.7%
27,600	Brigham Minerals, Inc.	549,240
42,000	Bunge Ltd.	2,378,040
161,300	Cabot Oil & Gas Corp.	2,834,041
203,200	CF Industries Holdings, Inc.	9,997,440
41,500	Chart Industries, Inc. *	2,587,940
61,200	Chevron Corp.	7,258,320
50,400	Cimarex Energy Co.	2,416,176
297,100	CNX Resources Corp. *	2,156,946
95,294	Concho Resources, Inc.	6,470,463
15,633	Corteva, Inc.	437,724
108,147	Diamondback Energy, Inc.	9,723,497
15,633	Dow, Inc.	744,913
15,633	DuPont de Nemours, Inc.	1,114,789
67,400	EOG Resources, Inc.	5,002,428
166,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,862,220
78,600	Kirby Corp. *	6,457,776
106,300	Louisiana-Pacific Corp.	2,612,854
199,800	Nabors Industries Ltd.	373,626
240,096	Newmont Mining Corp.	9,104,440
36,000	Ormat Technologies, Inc.	2,674,440
496,000	Parsley Energy, Inc.	8,332,800
137,100	PBF Energy, Inc.	3,727,749
132,900	PDC Energy, Inc. *	3,687,975
66,300	Pioneer Natural Resources Co.	8,338,551
141,100	ProPetro Holding Corp. *	1,282,599
29,300	Schlumberger Ltd.	1,001,181
36,700	Solaris Oilfield Infrastructure, Inc.	492,514
87,300	Steel Dynamics, Inc.	2,601,540
266,400	Sunrun, Inc. *	4,450,212
245,100	Transocean Ltd. *	1,095,597
69,400	Tyson Foods, Inc.	5,978,116
121,600	Viper Energy Partners LP	3,364,672
353,100	WPX Energy, Inc. *	3,739,329
		127,850,148
Total Common Stocks (Cost: $200,110,369)		215,086,083
MONEY MARKET FUND: 9.6% (Cost: $22,876,492)
22,876,492	Invesco Treasury Portfolio - Institutional Class	22,876,492
Total Investments: 99.9% (Cost: $222,986,861)		237,962,575
Other assets less liabilities: 0.1%		224,936
NET ASSETS: 100.0%		$238,187,511

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,360,555 which represents 6.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.5%	$8,356,156
Energy	34.9	83,054,349
Industrials	5.7	13,495,928
Information Technology	2.3	5,525,520
Materials	40.8	97,117,470
Real Estate	2.1	4,862,220
Utilities	1.1	2,674,440
Money Market Fund	9.6	22,876,492
	100.0%	$237,962,575

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 44.5%
Argentina: 2.6%
USD	292,000	Cia General de Combustibles SA Reg S
		9.50%, 11/07/21	$222,650
	69,000	IRSA Inversiones y Representaciones SA Reg S
		11.50%, 07/20/20	61,410
	232,000	Pan American Energy LLC Reg S
		7.88%, 05/07/21	233,160
			517,220
Austria: 1.4%
	274,000	JBS Investments II GmbH 144A
		5.75%, 01/15/28	285,987
Bermuda: 0.6%
	119,000	Cosan Ltd. 144A
		5.50%, 09/20/29	122,362
Brazil: 1.3%
	261,000	Globo Comunicacao e Participacoes SA Reg S
		4.84%, 06/08/25	272,092
Cayman Islands: 2.2%
	178,000	Latam Finance Ltd. 144A
		7.00%, 03/01/26	190,017
	244,000	NagaCorp. Ltd. 144A
		9.38%, 05/21/21	258,223
			448,240
China / Hong Kong: 1.0%
	202,000	Agile Group Holdings Ltd. Reg S
		6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	197,109
Georgia: 1.4%
	272,000	TBC Bank JSC 144A
		5.75%, 06/19/24	274,720
Indonesia: 2.3%
	241,000	Bukit Makmur Mandiri Utama PT Reg S
		7.75%, 02/13/22	246,412
	233,000	Chandra Asri Petrochemical Tbk PT Reg S
		4.95%, 11/08/24	227,690
			474,102
Ireland: 3.7%
	227,000	Aragvi Finance International DAC 144A
		12.00%, 04/09/24	238,066
	231,000	Eurotorg LLC via Bonitron DAC 144A
		8.75%, 10/30/22	247,921
	262,000	Oilflow SPV 1 DAC Reg S
		12.00%, 01/13/22	273,134
			759,121
Luxembourg: 7.5%
	263,000	CSN Resources SA 144A
		7.63%, 04/17/26	273,550
	225,000	Minerva Luxembourg SA Reg S
		6.50%, 09/20/26	234,889
	198,000	Nexa Resources SA Reg S
		5.38%, 05/04/27	210,499
	271,000	Puma International Financing SA Reg S
		5.00%, 01/24/26	256,758
	246,000	Topaz Marine SA 144A
		9.13%, 07/26/22	257,223
	278,000	Usiminas International Sarl 144A
		5.88%, 07/18/26	281,044
			1,513,963
Mexico: 0.0%
	120,000	Corp. GEO SAB de CV Reg S
		9.25%, 06/30/20 (d) *	5
Mongolia: 1.2%
	264,000	Mongolian Mining Corp./Energy Resources LLC 144A
		9.25%, 04/15/24	250,851
Netherlands: 6.5%
		IHS Netherlands Holdco BV 144A
	106,000	7.13%, 03/18/25	107,988
	143,000	8.00%, 09/18/27	146,396
	267,000	Mong Duong Finance Holdings BV 144A
		5.13%, 05/07/29	273,202
	179,000	MV24 Capital BV 144A
		6.75%, 06/01/34	185,095
		Petrobras Global Finance BV
	186,000	6.85%, 06/05/15	213,342
	343,000	6.90%, 03/19/49	394,107
			1,320,130
Nigeria: 1.3%
	246,000	Seplat Petroleum Development Co. Plc 144A
		9.25%, 04/01/23	258,423
Norway: 1.0%
	200,000	DNO ASA Reg S 144A
		8.75%, 05/31/23	204,109
Singapore: 3.6%
	242,570	Eterna Capital Pte Ltd.
		8.00% 12/11/22	174,893
	21,535	Eterna Capital Pte Ltd. Reg S
		6.00% 12/11/22	19,390
	263,000	Indika Energy Capital III Pte Ltd. Reg S
		5.88%, 11/09/24	257,204
	72,081	Innovate Capital Pte Ltd. Reg S
		6.00% 12/11/24	31,535
	237,000	Medco Oak Tree Pte Ltd. 144A
		7.38%, 05/14/26	239,785
			722,807
United Arab Emirates: 1.2%
	237,000	ADES International Holding Plc 144A
		8.63%, 04/24/24	236,704
United Kingdom: 1.9%
	182,000	Tullow Oil Plc 144A
		7.00%, 03/01/25	185,458
	197,000	Vedanta Resources Finance II Plc 144A
		9.25%, 04/23/26	196,557
			382,015
United States: 3.8%
	244,000	Azul Investments LLP Reg S
		5.88%, 10/26/24	244,305
	267,000	Gran Tierra Energy, Inc. 144A
		7.75%, 05/23/27	251,648
	269,000	NBM US Holdings, Inc. 144A
		6.63%, 08/06/29	276,061
			772,014
Total Corporate Bonds (Cost: $8,872,784)			9,011,975
FOREIGN GOVERNMENT OBLIGATIONS: 50.6%
Argentina: 7.3%
		Argentine Republic Government International Bond
	973,000	5.63%, 01/26/22	423,265
	1,413,000	6.88%, 04/22/21	701,215
	820,000	7.50%, 04/22/26	361,833
			1,486,313
Armenia: 0.8%
	159,000	Republic of Armenia International Bond 144A
		3.95%, 09/26/29	156,057
Belarus: 4.9%
BYN	488,000	Development Bank of the Republic of Belarus JSC 144A
		12.00%, 05/15/22	234,990
USD	291,000	Republic of Belarus International Bond 144A
		6.20%, 02/28/30	307,244
	421,000	Republic of Belarus International Bond Reg S
		6.88%, 02/28/23	451,099
			993,333
Dominican Republic: 2.1%
DOP	10,500,000	Dominican Republic International Bond 144A
		9.75%, 06/05/26	207,368
	10,920,000	Dominican Republic International Bond Reg S
		8.90%, 02/15/23	211,251
			418,619
El Salvador: 6.5%
		El Salvador Government International Bond Reg S
USD	213,000	5.88%, 01/30/25	219,925
	325,000	7.65%, 06/15/35	350,191
	460,000	8.25%, 04/10/32	526,130
	192,000	8.63%, 02/28/29	224,162
			1,320,408
Ghana: 2.5%
		Ghana Government International Bond Reg S
	201,081	7.88%, 08/07/23	220,433
	263,000	8.13%, 01/18/26	279,014
			499,447
Indonesia: 4.7%
		Indonesia Treasury Bond
IDR	8,965,000,000	8.25%, 05/15/29	675,662
	3,645,000,000	8.38%, 03/15/34	272,162
			947,824
Mexico: 5.1%
		Petroleos Mexicanos
USD	697,000	6.63%, 06/15/35	684,628
MXN	4,430,000	7.47%, 11/12/26	187,446
		Petroleos Mexicanos 144A
USD	106,000	6.49%, 01/23/27	110,701
	53,000	7.69%, 01/23/50	55,385
			1,038,160
Nigeria: 4.1%
	197,000	Nigeria Government International Bond 144A
		7.63%, 11/21/25	216,742
	574,000	Nigeria Government International Bond Reg S
		7.88%, 02/16/32	605,839
			822,581
Peru: 5.0%
		Peru Government Bond Reg S 144A
PEN	941,000	5.94%, 02/12/29	316,817
	1,110,000	6.15%, 08/12/32 (a)	377,605
	236,000	Peru Government International Bond 144A
		5.40%, 08/12/34	74,822
	652,000	Peru Government International Bond Reg S
		6.90%, 08/12/37	236,913
			1,006,157
Ukraine: 4.8%
UAH	5,789,000	Ukraine Government Bond
		17.00%, 05/11/22	248,251
USD	100,000	Ukraine Government International Bond 144A
		7.38%, 09/25/32	100,753
		Ukraine Government International Bond Reg S
	324,000	0.00%, 05/31/40 (s)	303,790
	310,000	7.38%, 09/25/32	312,333
			965,127
United Kingdom: 2.8%
UAH	13,900,000	Ukreximbank Via Biz Finance Plc Reg S
		16.50%, 03/02/21	575,262
Total Foreign Government Obligations (Cost: $10,665,231)			10,229,288

Number of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	3,236	Corp. GEO SAB de CV * # ∞	0
MONEY MARKET FUND: 3.2% (Cost: $639,354)
	639,354	Invesco Treasury Portfolio - Institutional Class	639,354
Total Investments: 98.3% (Cost: $20,177,369)			19,880,617
Other assets less liabilities: 1.7%			352,668
NET ASSETS: 100.0%			$20,233,285

Definitions:

BYN	Belarusian Ruble
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
UAH	Ukranian Hryvnia
USD	United States Dollar

Footnotes:

(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(d)	Security in default of coupon payment
(o)	Perpetual Maturity – the date shown is the next call date
(s)	Step Bond – the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,399,874, or 36.6% of net assets.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2019

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation
State Street Bank And Trust Company	ZAR	4,318,003	USD	293,012	10/18/2019	$8,497
State Street Bank And Trust Company	ZAR	4,308,857	USD	293,677	10/18/2019	9,765

Net unrealized appreciation on forward foreign currency contracts						$18,262

USD	United States Dollar
ZAR	South African Rand

Summary of Investments by Sector	% of Investments	Value
Basic Materials	7.2%	$1,435,752
Communications	1.4	272,093
Consumer, Cyclical	4.7	940,466
Consumer, Non-cyclical	4.6	919,299
Energy	16.9	3,357,908
Financial	5.3	1,044,439
Government	51.4	10,229,288
Industrial	3.9	768,816
Utilities	1.4	273,202
Money Market Fund	3.2	639,354
	100.0%	$19,880,617